Summary Prospectus 2016
BMO Institutional Prime Money Market Fund
Class Y BYFXX | Premier Class BPFXX	As of December 29, 2016

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at bmofunds.com/documents/money-market. You can also get this information at no cost by calling 1-800-236-FUND (3863), by sending an email request to bmofundsus.services@bmo.com, or by asking your broker/dealer, investment professional, or financial institution. The Fund’s Prospectus and Statement of Additional Information, both dated December 29, 2016, are incorporated by reference into this Summary Prospectus.
Investment Objective:
To provide current income consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)	Class Y	Premier Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	None	None
Redemption Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%	0.15%
Distribution (12b-1) Fees	None	None
Other Expenses(1)	0.39%	0.14%
Total Annual Fund Operating Expenses	0.54%	0.29%
Fee Waiver and Expense Reimbursement(2)	(0.09)%	(0.09)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)	0.45%	0.20%
(1)	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.
(2)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.45% for Class Y and 0.20% for Premier Class through December 31, 2017. This expense limitation agreement may not be terminated prior to December 31, 2017 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-year example reflect the Adviser’s agreement to waive fees and reimburse expenses through
December 31, 2017. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
	Class Y	Premier Class
1 Year	$ 46	$ 20
3 Years	$164	$ 84
5 Years	$293	$154
10 Years	$668	$359
Principal Investment Strategies
The Fund invests in short-term, high quality money market instruments, such as short-term commercial paper, corporate bonds and notes, asset-backed securities, bank instruments, demand and variable rate demand instruments, U.S. government obligations, municipal securities, repurchase agreements, and funding agreements. The Fund may invest in U.S. dollar-denominated instruments issued by foreign governments, corporations, and financial institutions. The Fund invests only in securities which have been determined by the Board to present minimal credit risks to the Fund, based on the Board’s consideration of a number of factors including, to the extent appropriate, but not limited to, financial condition, sources of liquidity, ability to react to market-wide and issuer- or guarantor-specific events, positions within the industry, and industry strength. The Adviser uses a “bottom-up” approach, which evaluates debt securities of individual companies against the context of broader market factors such as the cyclical trend in interest rates, the shape of the yield curve, and debt security supply factors. In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act), which requires, among other things, the Fund to meet certain requirements as to portfolio diversification, maturity, and liquidity. Unlike a traditional stable net asset value (NAV) money market fund, the Fund does not seek to maintain a stable share price. The Fund’s share price, which is its NAV per share, “floats” to reflect changes in the market values of the portfolio holdings. The Fund is not limited to institutional investors, and is available to retail investors as well.
Principal Risks
You could lose money by investing in the Fund. Because the share price of the Fund fluctuates, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The Adviser has no legal obligation to

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Summary Prospectus 2016
BMO Institutional Prime Money Market Fund
Class Y BYFXX | Premier Class BPFXX	As of December 29, 2016

provide financial support to the Fund, and you should not expect that the Adviser will provide financial support to the Fund at any time. In addition, the Fund is subject to the following risks.
The Fund does not seek to maintain a stable share price of $1.00; its net asset value per share fluctuates due to unrealized appreciation and depreciation and realized losses and gains. As a result, the Adviser believes shareholders of the Fund may be less motivated to redeem shares solely in an effort to act before depreciation and losses are reflected in the share price. However, no guarantee exists that the Fund will not experience redemptions based upon unrealized depreciation, realized losses or other factors. Further, investors should expect the value of their investment to vary and reflect the current market value of the Fund’s holdings.
Asset-Backed Securities Risks. Asset-backed securities are subject to risks of prepayment. The Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. Asset-backed securities may decline in value because of defaults on the underlying obligations.
Bank Instruments Risks. Bank instruments are unsecured interest-bearing deposits with banks, including bank accounts, time deposits, certificates of deposit, and banker’s acceptances. Changes in economic, regulatory, or political conditions or other events that affect the banking industry, may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund.
Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.
Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated lower than BBB or Baa have speculative characteristics.
Demand Instruments Risks. The Fund's right to obtain payment at par on a demand instrument upon demand may be negatively impacted by events impacting issuer’s ability to pay the par value that occur between the date the Fund elects to redeem the instrument and the date redemption proceeds are due.
Fees and Gates Risks. The Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, subject to the discretion of the Fund’s Board. If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or impose temporary gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets, the Fund must impose a liquidity fee in the default amount of 1% of the value of shares redeemed unless the Board determines that not doing so is in the best interests of the Fund.
Floating Net Asset Value Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares is calculated to four decimal places and will varies reflecting the value of the portfolio of investments held by the Fund. It is possible to lose money by investing in the Fund.
Foreign Securities Risks. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.
Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law (such as Fannie Mae or Freddie Mac). As a result, a risk exists that these entities will default on a financial obligation.
Income Risks. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.
Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Interest rate changes also are influenced by a number of factors including government policy, inflation expectations, and supply and demand.
Liquidity Risks. Liquidity risk refers to the possibility that the trading market for a particular type of security becomes less liquid or the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. Illiquidity may result from political, economic, or issuer specific events or overall market disruptions. Additionally, significant redemptions by large investors in the Fund could have a material adverse effect on the Fund’s other shareholders and the net asset value could be affected by forced selling during periods of high redemption pressures and/or illiquid markets.
Management Risks. The Adviser’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.
Market Risks. The values of, and/or the income generated by, securities held by the Fund may decline if the financial condition of

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Summary Prospectus 2016
BMO Institutional Prime Money Market Fund
Class Y BYFXX | Premier Class BPFXX	As of December 29, 2016

the entities in which the Fund invests declines or if overall market and economic conditions deteriorate. Different sectors of the market and different security types may react differently to changes in economic conditions. If the value of the Fund’s investments goes down, you may lose money.
Municipal Securities Risks. Municipal bonds are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal securities may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. There is a risk that interest may be taxable on a municipal security that is otherwise expected to produce tax-exempt interest.
Sovereign Debt Securities Risks. Sovereign debt securities are subject to risks in addition to those relating to debt securities and foreign securities, including the risk that a governmental entity may be unwilling or unable to meet its obligations due to insufficient cash flow or foreign reserves, the size of the debt service burden, or government monetary policy. In the event of a default on sovereign debt, the Fund also may have limited legal recourse against the defaulting government entity.
Fund Performance
Performance information is not included because the Fund does not have one full calendar year of performance as of the date of this Prospectus.
Management of the Fund
Adviser. BMO Asset Management Corp.
Portfolio Managers. Peter J. Arts and Boyd R. Eager have co-managed the Fund since its inception in 2016. Mr. Arts, Head of Taxable Fixed Income, a Managing Director, and a Portfolio Manager of the Adviser, joined the Adviser in 1994. Mr. Eager, a Director and a Portfolio Manager of the Adviser, joined the Adviser in 1996.
Purchase and Sale of Fund Shares
Minimums. To open an account, your first investment must be at least $1,000 for Class Y shares and $10,000,000 for Premier Class shares. For Class Y, the minimum subsequent purchase amount is $50.
Sale of Fund Shares. You may sell (redeem) your shares of the Fund on any day the Federal Reserve Bank of New York is open for business and, alternatively, on any day the U.S. government securities markets are open and the Fund’s portfolio managers determine sufficient liquidity exists in those markets using one of the following methods, depending on the elections you made in your account application:
Phone. Call 1-800-236-FUND (3863).
Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by
Electronic Funds Transfer or wired to your previously designated domestic commercial bank.
Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.
Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.
BMO Funds Website. Go to www.bmofundsus.com.
Tax Information
The Fund intends to make distributions that are expected to be taxed primarily as ordinary income for federal income tax purposes.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Summary Prospectus 2016
BMO Institutional Prime Money Market Fund
Class Y BYFXX | Premier Class BPFXX	As of December 29, 2016

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